Subsequent Events (Details) - Subsequent Event [Member] ₪ / shares in Units, $ / shares in Units, € in Millions, $ in Millions	Apr. 09, 2025 EUR (€) $ / shares shares	Apr. 09, 2025 EUR (€) ₪ / shares shares	Apr. 07, 2025 ILS (₪)	Feb. 16, 2025 EUR (€)	Feb. 16, 2025 ILS (₪)	Mar. 04, 2025 USD ($)	Mar. 04, 2025 ILS (₪)	Feb. 27, 2025 EUR (€)
Subsequent Events (Details) [Line Items]
Project finance arrangement, amount (in Euro) | €								€ 110.0
Borrowings, interest rate								4.50%
Percentage of issued and outstating shares						25.00%	25.00%
Sale of issued and outstanding shares, percentage						15.00%	15.00%
Equity instrument, aggregate purchase price						$ 115	₪ 424,400,000
Remaining share capital after sale of equity, percentage			10.00%			10.00%	10.00%
Autonomous guarantee, escrow deposit (in New Shekels)							₪ 414,100,000
Refusal mechanism, percentage of issued and outstanding shares			15.00%
Share purchase agreement, percentage of issued and outstanding shares			7.50%
Guarantee deposit percentage			25.00%
Prime lending rate, fixed percentage			6.00%
Prime lending rate, added percentage			0.50%
Sale of ownership interest, percentage	49.00%	49.00%
Aggregate investment (in Euro) | €	€ 52.0	€ 52.0
Equity interest held, percentage	51.00%	51.00%
Minority interest, percentage	49.00%	49.00%
Number of ordinary shares covered by warrants (in Shares) | shares	416,000	416,000
Exercise price of warrants issued | (per share)	€ 18.5	€ 69.7
Trading price per share | (per share)	€ 21.2	80
Market price per share (in New Shekels per share) | ₪ / shares		€ 80
Bottom of Range [Member]
Subsequent Events (Details) [Line Items]
Short-term loan (in New Shekels)			₪ 60,000,000
Top of Range [Member]
Subsequent Events (Details) [Line Items]
Short-term loan (in New Shekels)			₪ 210,000,000
Series G Debentures [Member]
Subsequent Events (Details) [Line Items]
Public offering, aggregate principal amount (in New Shekels)					₪ 214,479,000
Proceeds from offering, net of related expenses				€ 56.7	₪ 211,700,000
Debentures, fixed interest rate				6.34%	6.34%
Series G Debentures [Member] | Principal Repayment in 2026 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				10.00%	10.00%
Series G Debentures [Member] | Principal Repayment in 2027 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				2.50%	2.50%
Series G Debentures [Member] | Principal Repayment in 2028 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				2.50%	2.50%
Series G Debentures [Member] | Principal Repayment in 2029 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				10.00%	10.00%
Series G Debentures [Member] | Principal Repayment in 2030 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				25.00%	25.00%
Series G Debentures [Member] | Principal Repayment in 2031 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				25.00%	25.00%
Series G Debentures [Member] | Principal Repayment in 2032 [Member]
Subsequent Events (Details) [Line Items]
Repayment of liability, percentage of principal				25.00%	25.00%